Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

Pursuant to the master development agreement (see note 1), the Company is required to pay an upfront franchise fee for each Company owned and operated store and franchise store, and a continuing franchise fee for each Company owned and operated store and franchise store, calculated as certain percentage of the store’s monthly gross sales, depending on when the store is opened. The upfront franchise fee and continuing franchise fee were RMB27,832,441 and RMB52,186,184 for the year ended December 31, 2023, and RMB23,553,799 and RMB31,882,569 for the year ended December 31, 2022, respectively. The outstanding accrued franchise fee due to THRI were RMB44,809,370 and RMB10,390,081 and due to PLK were RMB1,002,196 and nil as of December 31, 2023 and 2022, respectively, which was recorded as amount due to related parties in the Consolidated Balance Sheets.